EQUITY (Details 2) $ / shares in Units, $ in Thousands	1 Months Ended			2 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2013 USD ($) $ / shares	Feb. 29, 2012 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) tranche $ / shares shares	Sep. 30, 2015 $ / shares	Dec. 31, 2014 $ / shares
Performance Adjustment
Performance adjustment ratio	0.144927536
Common stock
Performance Adjustment
Performance adjustment ratio		0.5
Series A convertible redeemable preferred stock
Preferred stock
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Performance Adjustment
Performance adjustment ratio		0.5
Performance Adjustment		$ 12,239			$ 12,239
Series B convertible redeemable preferred stock
Preferred stock
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001		$ 0.001	0.001	0.001
Series C convertible redeemable preferred stock
Preferred stock
Issuance of stock (in shares) | shares					8,658,008
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.001			$ 0.001	$ 0.001	$ 0.001
Series B Preferred Stock financing February 2012 | Series B convertible redeemable preferred stock
Preferred stock
Issuance of stock (in shares) | shares			27,324,237
Issue price (in dollars per share) | $ / shares			$ 0.84
Gross proceeds			$ 20,050
Closing costs			$ 147
Series C Preferred Stock financing 2013 | Series C convertible redeemable preferred stock
Preferred stock
Issuance of stock (in shares) | shares					8,658,008
Gross proceeds					$ 12,000
Closing costs					$ 45
Number of tranches into which financing was structured | tranche					2
Series C Preferred Stock financing 2013 | Series C convertible redeemable preferred stock | Maximum
Preferred stock
Shares authorized for sale and issuance (in shares) | shares					8,658,008
Amount authorized for sale and issuance					$ 12,000
Series C Preferred Stock financing 2013 | Series C convertible redeemable preferred stock | Stock purchase right
Preferred stock
Stock purchase right liability				$ 266
Series C Preferred Stock financing 2013, first tranche | Series C convertible redeemable preferred stock
Preferred stock
Issuance of stock (in shares) | shares				2,886,004
Gross proceeds				$ 4,000
Series C Preferred Stock financing 2013, second tranche | Series C convertible redeemable preferred stock | Stock purchase right
Fair value assumptions
Fair value of stock (in dollars per share) | $ / shares		$ 1.27		$ 1.30	$ 1.27
Expected life		1 month 28 days
Volatility (as a percent)		52.00%
Roll forward of the recurring fair value measurements of the tranche liability categorized with Level 3 inputs
Tranche liability upon issuance		$ 266
Change in fair value		79
Tranche liability upon close of tranche		$ (345)
Series C Preferred Stock financing 2013, second tranche | Series C convertible redeemable preferred stock | Stock purchase right | Minimum
Fair value assumptions
Expected life				4 months 6 days
Volatility (as a percent)				53.00%
Series C Preferred Stock financing 2013, second tranche | Series C convertible redeemable preferred stock | Stock purchase right | Maximum
Fair value assumptions
Expected life				5 months 5 days
Volatility (as a percent)				60.00%
Conversion of preferred stock into Series A Preferred Stock | Series A convertible redeemable preferred stock
Preferred stock
Number of shares issued in exchange for previously outstanding stock (in shares) | shares			18,464,674